SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies and Income taxes (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies	¥ 71.2	$ 10.0	¥ 78.0	¥ 47.1
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other (expenses)/income, net	Other (expenses)/income, net
Accrued interest and penalties	¥ 7.6		¥ 4.5	¥ 0.0	$ 1.1